Consolidated Statements of Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Taxes on reclassification adjustment for net gains realized in net income	$ 362,749	$ 298,871	$ 346,981
Taxes on unrealized holding gains on investment and mortgage securities available for sale arising during the year	1,624,516	372,130	2,376,153
Taxes on other-than-temporary impairment losses recognized in earnings	$ 105,478	$ 886,349	$ 975,296